Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows. Atlas' other investment is in a limited partnership that primarily invests in income-producing real estate. Atlas' interests are not deemed minor and it is accounted for under the equity method of accounting. As of the period ended September 30, 2013, the carrying value was approximately $1.2 million versus approximately $1.3 million as of the year ended December 31, 2012. The carrying value of this investment is Atlas' share of the net book value, an amount that approximates fair value. Atlas receives dividends on a routine basis which approximate the income earned on the investment. This other investment is not included in the tables below (all amounts in '000s):

September 30, 2013		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$51,919	$358	$1,053	$51,224
	- Corporate	44,070	496	697	43,869
	- Commercial mortgage backed	23,165	69	457	22,777
	- Other asset backed	11,857	55	16	11,896
Total fixed income		131,011	978	2,223	129,766
Equities		569	—	136	433
Totals		$131,580	$978	$2,359	$130,199

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		95,423	2,688	32	98,079
Equities		1,563	8	—	1,571
Totals		$96,986	$2,696	$32	$99,650

The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows (all amounts in '000s):

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		$95,423	$2,688	$32	$98,079
Equities		$1,563	$8	$—	$1,571
Totals		$96,986	$2,696	$32	$99,650

December 31, 2011		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$44,835	$911	$—	$45,746
	- Corporate	35,572	825	24	36,373
	- Commercial mortgage backed	17,493	208	—	17,701
	- Other asset backed	3,573	99	1	3,671
Total fixed income		$101,473	$2,043	$25	$103,491
Equities		994	147	—	1,141
Totals		$102,467	$2,190	$25	$104,632

Investments Classified by Contractual Maturity Date [Table Text Block]
The following tables summarize carrying amounts of fixed income securities by contractual maturity. As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the period ended September 30, 2013	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$5,742	$43,202	$28,320	$52,502	$129,766
Percentage of total	4.4%	33.3%	21.8%	40.5%	100.0%

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

The following tables summarize carrying amounts of fixed income securities by contractual maturity (all amounts in '000s). As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

As of the year ended December 31, 2011	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$29,407	$27,317	$10,242	$36,525	$103,491
Percentage of total	28.4%	26.4%	9.9%	35.3%	100.0%

Investment Income [Table Text Block]
The following table summarizes the components of net investment income for the nine month period ended September 30, 2013 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	1,981	2,118
Dividend income	9	15
Income from other investments	112	18
Investment expenses	(374)	(273)
Net investment income	$1,728	$1,878
The following table summarizes the components of net investment income for the three month periods ended September 30, 2013 and 2012 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	631	680
Income from other investments	50	18
Investment expenses	(111)	(85)
Net investment income	$570	$613

The following table summarizes the components of net investment income for the years ended December 31, 2012 and 2011(all amounts in '000s):

	2012	2011
Total investment income
Interest income	$2,757	$3,791
Dividends	19	12
Income from other investments	55	—
Investment expenses	(378)	(523)
Net investment income	$2,453	$3,280

Gain (Loss) on Investments [Table Text Block]
The following table summarizes the components of net investment gains for the three month periods ended September 30, 2013 and 2012:

	2013	2012
Fixed income securities	$33	$134
Equities	—	645
Net investment gains	$33	$779
The following table summarizes the components of net investment gains for the nine month period ended September 30, 2012:

	2013	2012
Fixed income securities	$127	$453
Equities	394	645
Net investment gains	$521	$1,098
The following table summarizes the components of net investment gains for the years ended December 31:

	2012	2011
Fixed income securities	$799	$4,147
Equities	636	—
Net investment gains (losses)	$1,435	$4,147